Average Annual Total Returns - FidelityFund-KPRO - FidelityFund-KPRO - Fidelity Fund	Aug. 29, 2023
Fidelity Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(25.81%)
Past 5 years	9.66%
Past 10 years	12.03%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%